Authorization of the consolidated financial statements	12 Months Ended
Dec. 31, 2018
Authorization of the consolidated financial statements [Abstract]
Authorization of the consolidated financial statements
30	Authorization of the consolidated financial statements

The consolidated financial statements of the Company were authorized by Carlos Pedro Aguilar Mendez on April 29, 2018, in his capacity as Director of Administration and Finance, as well as by the Board of Directors and the General Stockholders’ Meeting, on the same date.